Events after the reporting period	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Events after the reporting period

36	Events after the reporting period
•	A/B bond - Inter-American Investment Corporation

On January 27, 2026, the Company contracted financing with the Inter-American Investment Corporation, in the total amount of US$ 1,500,000 thousand, divided into (a) $150,000 thousand (Financing A); and (b) US$ 1,350,000 thousand (Financing B). Disbursements will occur from time to time, as provided for in the Loan Agreement, it being understood that Financing A will initially be disbursed in a single installment, with final maturity in 2038 and Financing B will initially be disbursed in two installments, one maturing in 2031 and the other in 2036.

The Financing was contracted within the scope of a structured transaction, with the Financing B pledged as collateral for the issue of blue senior secured notes (Blue Bonds) to be issued in two series by Nova Securitisation S.à.r.l, a limited liability company (societé à responsabilité limitée), incorporated in Luxembourg. The Blue Bonds were priced today, with the series with a final maturity in 2031 being in the total principal amount of US$ 850,000 thousand, priced at 5.750%, and the series with a final maturity in 2036 being in the total principal amount of US$ 500,000 thousand, priced at 6,500%, and which will be listed on the Euro MTF market of the Luxembourg Stock Exchange. The issue of the Blue Bonds and the Financing contracting are expected to occur, subject to usual conditions precedent, on February 3, 2026.

The Blue Bonds were placed on the international market and offered only to qualified institutional investors residing in the United States of America (USA), based on the regulations issued by the Securities and Exchange Commission, specifically, “Rule 144A”, who are also “qualified purchasers” (as defined in the Investment Company Act regulations); and, in other countries, except in Brazil and the USA, based on “Regulation S” of the US Securities Act of 1933, in both cases, investors must also be considered eligible purchasers (as defined in the Blue Bonds transaction documents).

The funds obtained from the transaction will be allocated to projects linked to the Company's compliance with the goals of universalization of basic sanitation in the state of São Paulo, including the construction and improvement of sewage treatment plants and the expansion of collection systems.

•	Saneamento de Mirassol – Sanessol

On January 27, 2026, the Company entered into a Share Purchase Agreement and Other Covenants (Agreement) with Iguá Saneamento S.A. (Iguá) for the acquisition of common shares equivalent to 90% of the capital stock of Saneamento de Mirassol – Sanessol S.A. (Sanessol).

The acquisition of the equity interest in Sanessol was proposed by Sabesp, as part of the Company's strategy to expand and consolidate its operations in the sanitation sector in Brazil, in line with its focus on the provision of public water supply and sewage services. Sanessol's net revenue for the period ended December 31, 2024 was R$ 62,720 thousand.

The consummation of the transaction is subject to the verification of conditions precedent, commonly practiced by the market in this type of transaction, including its approval by the Brazilian Antitrust Agency (CADE).

Sanessol has as its corporate purpose the provision of public water and sewage services and is the holder of the concession agreement for the operation of the public water supply and sewage service in the municipality of Mirassol, state of São Paulo, serving a population of approximately 65 thousand inhabitants.

•	38th simple debentures issue

In February 10, 2026, the Company approved the 38th issue of non-convertible unsecured debentures, in up to 5 series, for public distribution, under the automatic registration procedure, intended for professional investors, pursuant to CVM Resolution No. 160, dated July 13, 2022, as amended, in the total amount of R$ 6,292,086.  The Offer will be intended exclusively for professional investors, pursuant to articles 11 and 13 of CVM Resolution No. 30, of May 11, 2021, as amended, and the process of structuring the Offer and distributing the Debentures will be conducted by financial institutions that are part of the securities distribution system, under firm placement commitment.

•	EMAE

On January 21, 2026, the completion of the transaction involving the acquisition of 11,009,550 common shares issued by Empresa Metropolitana de Águas e Energia S.A. (“EMAE”) took place. These shares represent approximately 74.9% of the voting capital and approximately 29.79% of EMAE’s total capital, pursuant to the purchase and sale agreement entered into with Vórtx Distribuidora de Títulos e Valores Mobiliários Ltda. (“Vórtx”), acting as trustee, representing the debenture holders of the First Issuance of Simple Debentures, Non-Convertible into Shares, Secured by Real Collateral, with Additional Personal Guarantee, in a Single Series, for Private Placement, of Phoenix Água e Energia S.A.

On this date, the Company paid Vórtx a price of R$62.00 per acquired common share, in cash, resulting from the application of the CDI rate on the amount of R$59.33 per share, totaling a consideration of R$682,643.

As a result of the completion of the aforementioned transaction, pursuant to applicable regulations, on February 2, 2026, the Company submitted to the CVM a request for registration of a public tender offer for the acquisition of the remaining common shares issued by the Company due to the transfer of control, in accordance with Article 254-A of the Brazilian Corporations Law, as well as Articles 45 and 46 of CVM Resolution No. 215 of October 10, 2024, as amended.

On January 28, 2026, the completion of the transaction involving the acquisition of 14,856,900 preferred, registered, book-entry shares without par value issued by EMAE took place. These shares represent approximately 40.21% of the total capital and 66.80% of EMAE’s preferred shares, pursuant to the share purchase and other agreements entered into with Centrais Elétricas Brasileiras S.A. – Eletrobras (“Eletrobras”) on October 3, 2025.

Also on January 28, 2026, the Company paid Eletrobras a price of R$32.07 per acquired preferred share, in cash, totaling a consideration of R$476,461.

With the consummation of the transactions with Vórtx and Eletrobras, the Company came to hold shares representing 70.1% of EMAE’s total capital.

On February 24, 2026, EMAE disclosed a material fact informing that its financial statements for the fiscal year ended December 31, 2025 had been postponed, due to EMAE’s decision to carry out internal investigations, with the purpose of ensuring adequate technical consistency, integrity, and reliability of the financial statements prior to their disclosure. According to the material fact, the decision to initiate such procedure was adopted as a diligence measure in light of related-party transactions between EMAE and its former controlling shareholder, and the existence of EMAE’s investments amounting to approximately R$144 million in securities issued by institutions belonging to the Banco Master conglomerate.

These internal investigations are expected to be concluded within approximately 100 days, with the disclosure of its financial statements estimated by May 31, 2026. In view of these facts, the Company has not yet completed the measurement of the fair value of the identifiable assets acquired, liabilities assumed, and contingent consideration. Consequently, certain disclosure items required by IFRS 3 cannot be presented at this date. The measurement period will follow the timeframe provided in this standard, and the respective disclosures will be made as soon as the events described in the previous paragraph are duly concluded.

On March 12, 2026, the Company entered into a purchase and sale agreement of quotas and other covenants with África Fundo de Investimento Multimercado Responsabilidade Limitada for the acquisition of 100% of the quotas of Oceania Fundo de Investimento em Ações (“Oceania”) in the amount of R$ 171,638.

The sole asset of Oceania consists of 3,407,000 common, registered, book-entry shares without par value issued by EMAE, representing 23.17% of EMAE’s common shares and 9.22% of EMAE’s total share capital.

The acquisition price was paid in cash on March 13, 2026, and corresponds to the price per share offered under the public tender offer for EMAE’s common shares, registered with the CVM, pursuant to Article 254-A of Law No. 6,404 of December 15, 1976 (i.e., R$ 49.47, duly updated by the SELIC rate up to March 11, 2026, which amounts to a price per EMAE share of R$ 50.38).

•	Share Incorporation

As of April 24, 2026, SABESP and EMAE informed their shareholders and the market in general that their respective managements will assess the feasibility of the incorporation, by SABESP, of all shares issued by EMAE not already held by SABESP.

The feasibility study of the Share Incorporation will include the identification of the authorizations, conditions, and procedures required for its implementation, as well as the establishment of independent committees to negotiate the exchange ratio, in accordance with CVM Guidance Opinion No. 35, dated September 1, 2008. In this context, SABESP submitted to the CVM the unification of the Public Tender Offer for the Sale of Control with a public tender offer to increase its shareholding (collectively, the “Unified Public Tender Offer”), with the purpose of acquiring up to all of the outstanding common shares of EMAE, at a price of R$ 61.83 per common share (subject to adjustments based on the Selic rate).

If the Share Incorporation is effectively approved by the Companies’ management bodies and their shareholders, EMAE will become a wholly owned subsidiary of SABESP, and EMAE’s shareholders will receive, in exchange, shares issued by SABESP, in accordance with the exchange ratio to be negotiated by the aforementioned independent committees. The proposed Share Incorporation aims to simplify and optimize the Companies’ corporate structure by consolidating their shareholder bases into a single company and reducing operating costs.

•	Ordinary General Shareholder’s Meeting

As of April 28, 2026 was held the Annual Shareholder’s Meeting. The matters approved at the meeting had no impact on these financial statements.

•	Stock Split

On April 28, 2026, the Extraordinary General Meeting approved the split of all common shares issued by the Company at a ratio of 1:5, whereby each 1 (one) common share will now represent 5 (five) common shares, with no change to the share capital (“Stock Split”).

As a result of the Share Split, the Company's share capital will now be divided into 3,524,534,025 (three billion, five hundred twenty-four million, five hundred thirty-four thousand and twenty-five) common shares, all nominative, book-entry and without par value, and 1 (one) special class preferred share held exclusively by the State of São Paulo.

The Company's shares will be traded ex-split as of April 29, 2026, based on the shareholder position as of the record date of April 28, 2026. The shares resulting from the split will be credited to the respective shareholders on April 30, 2026 and, so they will be reflected in the shareholders' positions at the opening of the market on May 4, 2026. Such shares will grant their holders the same rights attributed to previously existing common shares, including participation in dividends and/or interest on equity and other distributions that may be declared by the Company after the present date.

As a result Stock Split, the weighted average number of shares used in the calculation of basic and diluted earnings per share has been retrospectively adjusted for all periods presented, as required by IAS 33, see Note 28.